Equity compensation - Summary of PIU Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Opening balance of outstanding	637,719	686,714
Number of units forfeited	(4,407)	(48,995)
Closing balance of outstanding	633,312	637,719
Opening balance of weighted average outstanding	$ 82.70	$ 82.65
Weighted average forfeited	(89.00)	(81.95)
Closing balance of weighted average outstanding	$ 82.63	$ 82.70